BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 03, 2020	Jul. 30, 2020
Temporary Equity, Shares Outstanding		185,343,777	186,248,002	191,473,711
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A Common Stock
Temporary Equity, Shares Outstanding	207,000,000	185,343,777			185,343,777
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized		400,000,000			400,000,000
Common Stock, Shares, Issued	0	21,656,223			21,656,223
Common Stock, Shares, Outstanding	0	21,656,223			7,436,173
Class B Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000			100,000,000
Common Stock, Shares, Issued	51,750,000	51,750,000			51,750,000
Common Stock, Shares, Outstanding	51,750,000	51,750,000			51,750,000